Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	TEMPLETON GLOBAL INVESTMENT TRUST
Central Index Key	0000916488
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Aug. 01, 2016
Templeton Emerging Markets Balanced Fund-08 | Templeton Emerging Markets Balanced Fund | Class A
Risk/Return:
Trading Symbol	TAEMX
Templeton Emerging Markets Balanced Fund-08 | Templeton Emerging Markets Balanced Fund | Advisor Class
Risk/Return:
Trading Symbol	TZEMX
Templeton Emerging Markets Small Cap Fund-10 | Templeton Emerging Markets Small Cap Fund | Class A
Risk/Return:
Trading Symbol	TEMMX
Templeton Emerging Markets Small Cap Fund-10 | Templeton Emerging Markets Small Cap Fund | Class C
Risk/Return:
Trading Symbol	TCEMX
Templeton Emerging Markets Small Cap Fund-10 | Templeton Emerging Markets Small Cap Fund | Advisor Class
Risk/Return:
Trading Symbol	TEMZX
Templeton Global Balanced Fund-16 | Templeton Global Balanced Fund | Class C
Risk/Return:
Trading Symbol	FCGBX
Templeton Global Balanced Fund-16 | Templeton Global Balanced Fund | Advisor Class
Risk/Return:
Trading Symbol	TZINX
Templeton Global Balanced Fund-16 | Templeton Global Balanced Fund | Class A1
Risk/Return:
Trading Symbol	TINCX
Templeton Global Balanced Fund-16 | Templeton Global Balanced Fund | Class C1
Risk/Return:
Trading Symbol	TCINX
Templeton Global Balanced Fund-16 | Templeton Global Balanced Fund | Class A
Risk/Return:
Trading Symbol	TAGBX